620 Freedom Business Center, Suite 200

King of Prussia, PA 19406

(610) 205-6000 Fax (610) 337-4374

www.stevenslee.com

Direct Dial:	(610) 205-6076
Email:	ssg@stevenslee.com
Direct Fax:	(610) 371-1228

September 22, 2017

VIA EDGAR

Ms. Era Anagnosti

Legal Branch Chief

Office of Financial Services

Division of Corporation Finance

U.S. Securities and Exchange Commission

100 F Street, N.E.

Mail Stop 4720

Washington, D.C. 20549

Re:	Mid Penn Bancorp, Inc. Registration Statement on Form S-4 Filed August 17, 2017 File No. 333-220020

Dear Ms. Anagnosti:

We enclose herewith, on behalf of Mid Penn Bancorp, Inc. (the “Company”), clean and marked copies of Amendment No. 1 to the Registration Statement on Form S-4 (“Amendment No. 1”), together with responses to the comments raised by the Staff of the Securities and Exchange Commission (the “Staff”) in its comment letter dated September 12, 2017. Amendment No. 1 incorporates responses to the Staff’s comments. Below we have noted the Staff’s comments in italics face type and the responses of the Company in regular type.

Prospectus Cover Page

1.	We note that the Exchange Ratio for the common stock consideration will fall within a range of 38.88 and 44.86. Please disclose, if true, that if the Average Price of Mid Penn’s common stock is between $25.99 and $29.99 then each share of Scottdale common stock will be entitled to be exchanged for Mid Penn common stock worth $1,166. Please also disclose, if true, that if the Average Price for Mid Penn’s common stock is below $25.99 then each share of Scottdale common stock will be entitled to be exchanged for 44.86 shares of Mid Penn common stock, valued at less than $1,166 based on its 10-day volume-weighted average five business days prior to the closing of the merger. Please make corresponding revisions throughout your prospectus as appropriate.

Philadelphia    •    Reading    •    Valley Forge    •    Allentown    •    Harrisburg    •    Lancaster    •     Scranton

Wilkes-Barre    •    Princeton    •    Charleston     •    New York    •    Wilmington

A PROFESSIONAL CORPORATION

U.S. Securities and Exchange Commission

September 22, 2017

Response:    We have supplemented throughout the prospectus in Amendment No. 1. See, for example, the front cover of the prospectus and pages 2, 13, and 74.

2.	Please disclose that Mid Penn may adjust the merger consideration if Scottdale exercises its right to terminate the merger if the Determination Date Market Value of Mid Penn common stock is less than $19.50, and the decrease in the price of Mid Penn common stock is more than 20% greater than the decrease in the SNL Small Cap Bank & Thrift Index during the same period.

Response:    We have supplemented the disclosure on the front cover of the prospectus in Amendment No. 1.

Summary

Scottdale Shareholders Will Receive Shares of Mid Penn Common Stock and/or Cash…, page 12

3.	Please include in tabular format illustrative examples of how the Exchange Ratio will impact the value of the Mid Penn stock consideration being offered to Scottdale shareholders. Please make corresponding revisions throughout your prospectus as appropriate.

Response:    We have included a tabular illustrations of hypotheticals in the prospectus in Amendment No. 1 on pages 2, 13, and 75.

Exhibit Index

4.	We note that it is a condition of the merger for both you and Scottdale to receive legal opinions that the merger will be treated as a reorganization within the meaning of Section 368(a) of the Internal Revenue Code. Please file the tax opinion addressed to Scottdale as Exhibit 8.2. With respect to Exhibit 8.1., as it appears that counsel has provided a short form tax opinion, please direct counsel to revise its opinion to state that the disclosure of the material tax consequences to Scottdale shareholders as set forth in the prospectus, represents the opinion of counsel. Please refer to Section III.B.2 of Staff Legal Bulletin No. 19, available on our website, for guidance.

Response:    We have filed the tax opinion addressed to Scottdale as Exhibit 8.2 to Amendment No. 1. We have also revised the opinion filed as Exhibit 8.1 to confirm with Section III.B.2 of Staff Legal Bulletin No. 19.

U.S. Securities and Exchange Commission

September 22, 2017

5.	We note that both your and Scottdale’s directors and executive officers, as well as their affiliates, have agreed to vote their shares in favor of adoption of the merger agreement. Please file these agreements as exhibits to the registration statement or attach them as exhibits to the merger agreement at the end of the prospectus.

Response:    We have added Exhibits 99.6 and 99.7 to Amendment No. 1.

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If you have any questions or require any additional information with respect to the above, please do not hesitate to contact me at (610) 205-6076.

Very truly yours,

STEVENS & LEE

/s/ Sunjeet S. Gill

Sunjeet S. Gill

cc:	Christopher Dunham, Esquire Mr. Rory G. Ritrievi